Mine Care and Maintenance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	$ 82.2	$ 45.1
Escobal
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	26.0	24.6
Morococha
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	17.9	15.5
Mine closure severances	8.2	0.0
Navidad
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	2.8	5.0
MARA
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	20.4	0.0
Manantial Espejo
Disclosure of detailed information about property, plant and equipment [line items]
Mine care and maintenance	15.1	0.0
Mine closure severances	$ 2.0	$ 0.0